Statements of Financial Condition (Parenthetical) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
General Partner, Units outstanding		25,914.948	28,084.145
Limited Partners, Units outstanding		1,925,780.666	2,520,753.466
Ceres Tactical Currency L.P. [Member]
General Partner, Units outstanding		8,199.927	12,676.699
Limited Partners, Units outstanding		744,227.936	1,016,152.188
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investments, cost		$ 6,806,949	$ 15,490,450
General Partner, Units outstanding		13,658.423	16,128.779
Limited Partners, Units outstanding		997,806.419	1,432,900.898
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
General Partner, Units outstanding			39,044.365
Limited Partners, Units outstanding			3,535,764.033
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
General Partner, Units outstanding	[1]	0.000
Limited Partners, Units outstanding	[1]	0.000
U.S. Government Securities [Member]
Investments, cost		$ 0	$ 12,989,784

[1]	Presented on a liquidation basis of accounting.